Related Party Transactions - Transactions with Subsidiaries, Joint Ventures and Associates - Loans (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Loans (Transactions with Subsidiaries, Joint Ventures and Associates)
Loans outstanding, beginning of year		€ 297	€ 396
Movement in loans during the period	[1]	(26)	(86)
Changes in the group of consolidated companies		(1)	0
Exchange rate changes/other		(15)	(13)
Loans outstanding, end of year	[2]	256	297
Other credit risk related transactions:
Allowance for loan losses		0	0
Provision for loan losses		0	0
Guarantees and commitments		€ 9	€ 62

[1]	Net impact of loans issued and loans repayment during the year is shown as Movement in loans during the period.
[2]	Loans past due were 0million as of December 31, 2017 and 7million as of December 31, 2016. For the above loans the Group held collateral of 14million and 22million as of December 31, 2017 and December 31, 2016, respectively